Net (Loss) Income Per Share - Schedule of Basic and Dilutive Net (loss) Income Per Share (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Dilutive Net (loss) Income Per Share [Abstract]
Net (loss) income available to common shareholders (numerator)	$ (8,971,360)	$ 10,613	$ (17,791,065)		$ 3,918,735
Weighted-average number of common shares (denominator)	17,327,652	16,708,776	17,090,140		16,689,537	16,728,783	16,368,429
Basic (loss) income per common share	$ (0.52)	$ 0	$ (1.04)		$ 0.23	$ (0.39)	$ 1.9
Weighted-average number of common shares	17,327,652	16,708,776	17,090,140	16,689,537
Potential shares of common stock arising from stock options, warrants, and unvested RSU’s		6,710,950			6,818,731		5,329,956
Total shares-diluted (denominator)	17,327,652	23,419,726	17,090,140		23,508,268	16,728,783	21,698,384
Diluted (loss) income per common share	$ (0.52)	$ 0	$ (1.04)		$ 0.17	$ (0.39)	$ 1.43
Anti-dilutive weighted shares excluded from the calculation of diluted (loss) income per common share	5,312,033	58,800	6,236,531		51,370	6,672,524